UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2007

Date of reporting period:	11/30/2006

Item 1. Schedule of Investments

Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
Aerospace & Defense 4.6%
18,800	Boeing Co.	$1,664,364
19,400	United Technologies Corp.	1,251,882

		2,916,246

Beverages 4.1%
41,000	PepsiCo, Inc.	2,540,770

Biotechnology 6.2%
19,300	Genentech, Inc.(a)	1,577,775
34,800	Gilead Sciences, Inc.(a)	2,294,016

		3,871,791

Capital Markets 8.3%
8,200	Goldman Sachs Group, Inc.	1,597,360
11,300	Lazard Ltd. (Class A shares)	513,246
77,400	Schwab, Charles, Corp.	1,419,516
27,600	UBS AG	1,662,072

		5,192,194

Communications Equipment 11.3%
73,000	Cisco Systems, Inc.(a)	1,962,240
44,900	Corning, Inc.(a)	968,044
50,000	Motorola, Inc.(b)	1,108,500
52,000	QUALCOMM, Inc.	1,902,680
8,200	Research In Motion Ltd.(a)(b)	1,138,406

		7,079,870

Computer & Peripherals 4.4%
29,800	Apple Computer, Inc.(a)	2,732,064

Consumer Finance 2.1%
22,500	American Express Co.	1,321,200

Diversified Financial Services 4.6%
13,500	IntercontinentalExchange, Inc.(a)(b)	1,326,375
15,700	NYSE Group, Inc.(a)(b)	1,571,570

		2,897,945

Health Care Equipment & Supplies 2.9%
16,300	Alcon, Inc.	1,786,806

Health Care Providers & Services 2.1%
17,300	Wellpoint, Inc.(a)	1,309,091

Hotels, Restaurants & Leisure 2.5%
34,200	Marriott International, Inc. (Class A shares)	1,544,130

Insurance 3.3%
29,300	American International Group, Inc.	2,060,376

Internet Software & Services 4.9%
6,300	Google, Inc. (Class A shares)(a)	3,054,996

IT Services 1.0%
12,000	Infosys Technologies Ltd. ADR (India)	642,360

Media 3.6%
68,300	Walt Disney Co.	2,257,315

Multiline Retail 2.4%
22,400	Federated Department Stores, Inc.	942,816
9,300	Target Corp.	540,237

		1,483,053

Pharmaceuticals 9.6%
26,000	Abbott Laboratories	1,213,160
21,900	Novartis AG ADR (Switzerland)	1,279,179
28,700	Roche Holding Ltd. ADR (Switzerland)	2,593,195
19,300	Wyeth	931,804

		6,017,338

Semiconductors & Semiconductor Equipment 3.9%
32,800	Broadcom Corp. (Class A shares)(a)	1,076,824
66,100	Marvell Technology Group Ltd.(a)	1,364,304

		2,441,128

Software 11.3%
67,600	Adobe Systems, Inc.(a)	2,712,788
10,900	Electronic Arts, Inc.(a)	608,765
84,800	Microsoft Corp.(b)	2,487,184
24,400	SAP AG ADR (Germany)	1,274,168

		7,082,905

Specialty Retail 1.4%
28,700	Lowe’s Companies, Inc.(b)	865,592

Textiles, Apparel & Luxury Goods 3.5%
50,500	Coach, Inc.(a)	2,182,105

Wireless Telecommunication Services 1.4%
14,100	NII Holdings, Inc.(a)	915,513

	Total long-term investments (cost $48,716,769)	62,194,788

SHORT-TERM INVESTMENT 12.4%

Affiliated Money Market Mutual Fund
7,750,155	Dryden Core Investment Fund-Taxable Money Market Series (cost $7,750,155; includes $7,750,155 of cash collateral received for securities on loan)(c)(d)	$7,750,155

	Total Investments 111.8% (cost $56,466,924)(e)	69,944,943

	Liabilities in excess of other assets (11.8%)	(7,389,630)

	Net Assets 100.0%	$62,555,313

The following abbreviation is used in portfolio descriptions:

ADR- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $7,590,692; cash collateral of $7,750,155 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$57,294,840	$13,301,064	$650,961	$12,650,103

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Dryden Strategic Value Fund

Schedule of Investments

as of November 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Aerospace & Defense 1.6%
10,900	General Dynamics Corp.	$815,756
4,600	Northrop Grumman Corp.	307,878
5,000	Raytheon Co.	255,200
8,200	United Technologies Corp.	529,146

		1,907,980

Auto Components 0.5%
6,500	Johnson Controls, Inc.	528,645

Automobiles 0.8%
25,200	Ford Motor Co.	204,876
7,400	General Motors Corp.	216,302
7,100	Harley-Davidson, Inc.	523,767

		944,945

Beverages 1.0%
6,700	Anheuser-Busch Cos., Inc.	318,317
21,400	Coca-Cola Enterprises, Inc.	437,630
5,300	Molson Coors Brewing Co.	376,724

		1,132,671

Building Products 0.3%
13,900	Masco Corp.	398,791

Capital Markets 4.7%
4,900	Bear Stearns Cos., Inc. (The)	747,152
3,800	Goldman Sachs Group, Inc.	740,240
11,800	Lehman Brothers Holdings, Inc.	869,306
18,000	Merrill Lynch & Co., Inc.	1,573,740
20,700	Morgan Stanley	1,576,512

		5,506,950

Chemicals 2.4%
25,600	Dow Chemical Co. (The)	1,024,256
8,600	Eastman Chemical Co.	510,668
8,400	E.I. DuPont de Nemours & Co.	394,212
7,900	PPG Industries, Inc.	507,970
6,500	Rohm and Haas Co.	339,430

		2,776,536

Commercial Banks 8.7%
15,200	BB&T Corp.	653,752
6,800	Comerica, Inc.	396,100
16,400	Huntington Bancshares, Inc.	398,684

14,600	National City Corp.	527,060
9,100	PNC Financial Services Group, Inc.	643,279
25,144	Regions Financial Corp.	921,528
9,200	SunTrust Banks, Inc.	751,180
36,400	US Bancorp	1,224,496
39,021	Wachovia Corp.	2,114,548
62,300	Wells Fargo & Co.	2,195,452
4,800	Zions Bancorporation	375,552

		10,201,631

Computers & Peripherals 1.6%
25,600	Hewlett-Packard Co.	1,010,176
9,200	International Business Machines Corp.	845,664

		1,855,840

Consumer Finance 0.4%
5,600	Capital One Financial Corp.	436,128

Containers & Packaging 0.4%
9,600	Ball Corp.	410,496

Diversified Consumer Services 0.3%
14,000	H&R Block, Inc.	336,000

Diversified Financial Services 10.3%
83,900	Bank of America Corp.	4,518,015
90,900	Citigroup, Inc.	4,507,731
65,600	JPMorgan Chase & Co.	3,035,968

		12,061,714

Diversified Telecommunication Services 6.0%
75,200	AT&T, Inc.	2,550,032
40,500	BellSouth Corp.	1,805,895
12,100	CenturyTel, Inc.	514,855
61,300	Verizon Communications, Inc.	2,141,822

		7,012,604

Electric Utilities 3.0%
18,100	American Electric Power Co., Inc.	751,331
9,000	Entergy Corp.	821,880
10,500	Exelon Corp.	637,665
12,200	Progress Energy, Inc.	582,794
19,600	Southern Co. (The)	710,500

		3,504,170

Exchange Traded Fund 0.2%
3,200	iShares Russell 1000 Value Index Fund	260,224

Food & Staples Retailing 1.0%
16,100	Kroger Co. (The)	345,506
10,900	Safeway, Inc.	335,829
15,000	Supervalu, Inc.	513,900

		1,195,235

Food Products 1.4%
7,600	Archer-Daniels-Midland Co.	266,760
21,800	ConAgra Foods, Inc.	560,260
23,900	Sara Lee Corp.	396,262
22,500	Tyson Foods, Inc. (Class A Shares)	357,525

		1,580,807

Gas Utilities 0.3%
8,700	Peoples Energy Corp.	377,493

Healthcare Providers & Services 0.6%
5,500	Cigna Corp.	693,275

Hotels, Restaurants & Leisure 1.2%
4,100	Darden Restaurants, Inc.	164,615
30,700	McDonald’s Corp.	1,288,479

		1,453,094

Household Durables 2.9%
4,500	Black & Decker Corp.	386,460
5,900	Centex Corp.	326,506
9,400	D.R. Horton, Inc.	250,416
5,400	KB Home	279,126
3,500	Leggett & Platt, Inc.	83,230
7,100	Lennar Corp. (Class A Shares)	372,750
12,400	Newell Rubbermaid, Inc.	353,276
11,100	Pulte Homes, Inc.	374,514
9,000	Stanley Works (The)	459,180
6,200	Whirlpool Corp.	528,860

		3,414,318

Industrial Conglomerates 0.2%
1,200	Textron, Inc.	116,940
5,100	Tyco International Ltd. (Bermuda)	154,479

		271,419

Insurance 7.5%
7,300	ACE Ltd. (Cayman Islands)	414,932
17,500	Allstate Corp. (The)	1,110,900
5,300	AMBAC Financial Group, Inc.	453,892
35,900	American International Group, Inc.	2,524,488
14,000	AON Corp.	499,520
10,400	Chubb Corp.	538,304
7,900	Hartford Financial Services Group, Inc.	677,504
10,287	Lincoln National Corp.	654,150
7,100	MBIA, Inc.	494,515
15,200	Progressive Corp. (The)	342,760
12,200	St. Paul Travelers Cos., Inc. (The)	632,082
7,200	Torchmark Corp.	455,184

		8,798,231

IT Services 1.2%
10,000	Computer Sciences Corp.(a)	522,000
26,500	Convergys Corp.(a)	639,180
10,100	Electronic Data Systems Corp.	274,114

		1,435,294

Leisure Equipment & Products 1.1%
11,400	Brunswick Corp.	369,018
13,300	Eastman Kodak Co.	346,066
26,700	Mattel, Inc.	586,065

		1,301,149

Machinery 1.6%
8,900	Deere & Co.	854,400
7,800	Eaton Corp.	601,224
8,900	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	347,189
1,400	Parker-Hannifin Corp.	116,872

		1,919,685

Media 1.6%
9,250	CBS Corp. (Class B Shares)	275,188
16,500	Comcast Corp. (Class A Shares)(a)	667,590
11,300	Gannett Co., Inc.	672,575
5,950	Viacom, Inc. (Class B Shares)(a)	223,185

		1,838,538

Metals & Mining 0.6%
22,500	Alcoa, Inc.	701,325

Multiline Retail 0.5%
14,500	Federated Department Stores, Inc.	610,305

Multi-Utilities 4.0%
11,900	Consolidated Edison, Inc.	573,818
6,700	Dominion Resources, Inc.	540,958
11,600	DTE Energy Co.	546,244
24,024	Duke Energy Corp.	762,041
22,700	NiSource, Inc.	559,782
4,900	Public Service Enterprise Group, Inc.	329,378
13,700	Sempra Energy	746,650
26,200	Xcel Energy, Inc.	601,552

		4,660,423

Oil, Gas & Consumable Fuels 15.8%
12,300	Anadarko Petroleum Corp.	607,128
45,000	Chevron Corp.	3,254,400
36,096	ConocoPhillips	2,429,261
14,100	Devon Energy Corp.	1,034,517
101,000	Exxon Mobil Corp.	7,757,810
12,900	Hess Corp.	648,483
11,800	Marathon Oil Corp.	1,113,684
10,300	Murphy Oil Corp.	559,084
22,800	Occidental Petroleum Corp.	1,147,752

		18,552,119

Paper & Forest Products 1.0%
9,200	International Paper Co.	304,520
18,000	Louisiana-Pacific Corp.	379,800
8,200	Weyerhaeuser Co.	530,376

		1,214,696

Pharmaceuticals 7.1%
38,800	Bristol-Myers Squibb Co.	963,404
29,000	King Pharmaceuticals, Inc.(a)	479,370
40,700	Merck & Co., Inc.	1,811,557
149,000	Pfizer, Inc.	4,096,010
19,200	Wyeth	926,976

		8,277,317

Road & Rail 0.9%
9,000	CSX Corp.	322,740
8,700	Ryder System, Inc.	453,879
3,600	Union Pacific Corp.	325,872

		1,102,491

Specialty Retail 1.9%
18,647	Autonation, Inc.(a)	384,315
4,300	AutoZone, Inc.(a)	488,523
12,900	Home Depot, Inc.	489,813
21,400	RadioShack Corp.	375,142
8,200	Sherwin-Williams Co. (The)	512,910

		2,250,703

Textiles, Apparel & Luxury Goods 1.2%
12,500	Jones Apparel Group, Inc.	420,000
10,400	Liz Claiborne, Inc.	444,600
6,800	VF Corp.	533,052

		1,397,652

Thrifts & Mortgage Finance 1.6%
15,500	Countrywide Financial Corp.	615,660
5,600	MGIC Investment Corp.	324,576
20,800	Washington Mutual, Inc.	908,544

		1,848,780

Tobacco 1.9%
20,500	Altria Group, Inc.	1,726,305
8,800	UST, Inc.	492,624

		2,218,929

Wireless Telecommunication Services 0.2%
10,300	Sprint Nextel Corp.	200,953

	Total Investments 99.5% (cost $92,830,588)(b)	116,589,556
	Other assets in excess of liabilities 0.5%	538,738

	Net Assets 100%	$117,128,294

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of November 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$93,022,224	$24,475,454	$908,122	$23,567,332

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners New Era Growth Fund

Schedule of Investments

as of November 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Advertising 0.6%
6,200	Focus Media Holding Ltd., ADR (China) (a)	$441,874

Beverages 1.1%
26,000	Hansen Natural Corp. (a)	731,380

Biotechnology 4.0%
31,500	Applera Corp. - Applied Biosystems Group	1,147,860
9,600	Genentech, Inc. (a)	784,800
16,200	MedImmune, Inc. (a)	529,578
6,900	Vertex Pharmaceuticals, Inc. (a)	305,670

		2,767,908

Capital Markets 3.5%
21,500	E*Trade Financial Corp. (a)	517,505
22,800	Nasdaq Stock Market, Inc. (a)	915,420
6,400	Price, (T. Rowe) Group, Inc.	277,312
12,700	SEI Investments Co.	739,013

		2,449,250

Clothing & Apparel 1.3%
11,000	VF Corp.	862,290

Commercial Services & Supplies 11.8%
9,100	Advisory Board Co. (The) (a)	504,777
8,200	Alliance Data Systems Corp. (a)	530,622
15,400	Bright Horizons Family Solutions, Inc. (a)	566,104
14,200	Corporate Executive Board Co. (The)	1,343,604
18,000	Corrections Corp. of America (a)	818,100
4,920	Jackson Hewitt Tax Service, Inc.	178,006
16,000	Laureate Education, Inc. (a)	831,520
6,000	Manpower, Inc.	426,000
12,000	Monster Worldwide, Inc. (a)	523,800
22,000	Resources Connection, Inc. (a)	638,660
11,700	Robert Half International, Inc.	451,503
6,200	SAIC, Inc. (a)	117,614
24,000	Sotheby`s	746,160
4,500	Strayer Education, Inc.	495,225

		8,171,695
Computers 2.2%
61,000	Brocade Communications Systems, Inc. (a)	564,250
13,900	Lexmark International, Inc. (Class A Shares) (a)	958,822

		1,523,072
Computers & Peripherals 3.5%
23,700	Apple Computer, Inc. (a)	2,172,816
6,200	Sandisk Corp. (a)	275,280

		2,448,096

Consumer Products & Services
1,100	Bare Escentuals, Inc. (a)	32,879

Distribution/Wholesale 0.7%
7,200	WESCO International, Inc. (a)	481,680

Diversified Financial Services 1.6%
5,100	Affiliated Managers Group, Inc. (a)	520,761
9,600	GFI Group, Inc. (a)	542,976
600	KBW, Inc. (a)	15,978

		1,079,715

Electrical Equipment 0.6%
10,200	Energy Conversion Devices, Inc. (a)	389,436

Electronic Equipment & Instruments 5.3%
12,700	Amphenol Corp. (Class A Shares)	865,251
16,700	Garmin Ltd.	849,863
10,000	General Cable Corp. (a)	425,000
42,000	Synopsys, Inc. (a)	1,073,100
14,000	Tektronix, Inc.	427,840

		3,641,054

Energy Equipment & Services 1.3%
20,400	Smith International, Inc.	864,144

Engineering/Construction 0.9%
11,200	Foster Wheeler, Ltd. (a)	604,800

Entertainment & Leisure 1.3%
33,400	Hasbro, Inc.	893,450

Financial Services 3.4%
16,000	Ameriprise Financial, Inc.	865,600
950	Chicago Mercantile Exchange Holdings, Inc.	508,820
34,600	Jefferies Group, Inc.	1,003,054

		2,377,474

Food & Staples Retailing 0.1%
2,100	Whole Foods Market, Inc.	102,480

Healthcare Equipment & Supplies 4.0%
12,200	Abaxis, Inc. (a)	235,582
9,000	Foxhollow Technologies, Inc. (a)	238,410
13,700	Intralase Corp. (a)	287,700
12,650	Intuitive Surgical, Inc. (a)	1,285,493
11,200	Kinetic Concepts, Inc. (a)	406,560
5,600	Palomar Medical Technologies, Inc. (a)	279,720

		2,733,465

Healthcare Providers & Services 0.7%
7,100	Express Scripts, Inc. (a)	484,220

Healthcare Services 4.2%
14,500	DaVita, Inc. (a)	771,545
25,175	Dentsply International, Inc.	803,838
11,700	Laboratory Corp. of America Holdings (a)	828,360
7,500	WellCare Health Plans, Inc. (a) `	484,275

		2,888,018

Hotels, Restaurants & Leisure 1.2%
6,800	P.F. Chang’s China Bistro, Inc. (a)	245,480
6,900	Wynn Resorts Ltd.	606,165

		851,645

Insurance 3.3%
12,160	Arch Capital Group Ltd. (Bermuda) (a)	812,288
11,500	Assurant, Inc.	632,040
6,735	eHealth, Inc. (a)	150,931
6,860	Hub International Ltd.	209,299
19,700	National Interstate Corp.	497,819

		2,302,377

Internet Software & Services 9.1%
37,600	Akamai Technologies, Inc. (a)	1,837,512
10,600	Ctrip.com International Ltd., ADR (China)	588,512
4,200	Equinix, Inc. (a)	320,544
18,500	Netflix, Inc. (a)	543,530
13,100	Nutri/System, Inc. (a)	904,555
47,800	Opsware, Inc. (a)	418,728
44,500	Oracle Corp. (a)	846,835
34,000	ValueClick, Inc. (a)	845,580

		6,305,796

IT Services 3.6%
7,000	Checkfree Corp. (a)	292,670
27,000	Cognizant Technology Solutions Corp. (Class A Shares) (a)	2,202,120

		2,494,790

Machinery & Equipment 0.7%
11,200	Joy Global, Inc.	491,680

Medical Information Systems 1.1%
28,800	IMS Health, Inc.	791,136

Metals & Mining 1.3%
11,800	Titanium Metals Corp. (a)	377,246
6,600	United States Steel Corp.	493,614

		870,860

Networking Products
1,100	Acme Packet, Inc. (a)	19,184

Oil, Gas & Consumable Fuels 3.9%
16,200	FMC Technologies, Inc. (a)	972,162
22,200	Oceaneering International, Inc. (a)	968,142
9,700	Veritas DGC, Inc. (a)	758,249

		2,698,553

Pharmaceuticals 4.0%
14,300	CV Therapeutics, Inc. (a)	171,314
24,800	Forest Laboratories, Inc. (a)	1,207,760
10,700	Herbalife Ltd. (a)	416,872
8,100	Nuvelo, Inc. (a)	155,601
6,900	Onyx Pharmaceuticals, Inc. (a)	120,750
11,800	OSI Pharmaceuticals, Inc. (a)	432,824
16,600	Salix Pharmaceuticals Ltd. (a)	233,230

		2,738,351

Real Estate Investment Trusts 0.7%
7,600	Archstone-Smith Trust	455,848

Retail & Merchandising 3.6%
12,400	Children’s Place Retail Stores, Inc. (The) (a)	800,048
8,500	Coldwater Creek (a)	213,775
9,800	GameStop Corp. (Class A Shares) (a)	549,290
18,900	Under Armour, Inc. (Class A Shares) (a)	886,788

		2,449,901

Semiconductors & Semiconductor Equipment 4.9%
100,000	Atmel Corp. (a)	506,000
16,200	Broadcom Corp. (Class A Shares) (a)	531,846
9,275	Hittite Microwave Corp. (a)	362,374
25,000	LSI Logic Corp. (a)	266,500
29,300	Marvell Technology Group Ltd. (Bermuda) (a)	604,752
27,800	MEMC Electronic Materials, Inc. (a)	1,106,440

		3,377,912

Software 5.3%
10,800	Ansys, Inc. (a)	507,060
80,000	BEA Systems, Inc. (a)	1,101,600
19,500	BMC Software, Inc. (a)	634,920
6,100	Cerner Corp. (a)	293,227
3,800	Research in Motion Ltd. (Canada) (a)	527,554
14,400	Salesforce.com, Inc. (a)	561,600

		3,625,961

Specialty Retail 1.1%
9,500	Cheesecake Factory, Inc. (The) (a)	263,150
21,200	Urban Outfitters, Inc. (a)	472,336

		735,486

Telecommunications 1.2%
46,300	Time Warner Telecom, Inc. (Class A Shares) (a)	844,512

Textiles & Apparel 1.2%
28,700	Skechers USA, Inc. (Class A Shares) (a)	846,650

Transportation 1.2%
18,200	Expeditors International Washington, Inc.	823,368

	Total Long-Term Investments (cost $58,525,305)	68,692,390

SHORT-TERM INVESTMENT- 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND
1,085,730	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,085,730) (b)	1,085,730

Total Investments(c)—101.1% (cost $59,611,035)	69,778,120
Liabilities in excess of other assets —(1.1)%	(774,973)

NET ASSETS—100%	$69,003,147

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	The United States federal income tax basis of the Portfolio’s investments was $59,712,293; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,065,827 (gross unrealized appreciation - $11,764,394; gross unrealized depreciation - $1,698,567). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date January 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 23, 2007

*	Print the name and title of each signing officer under his or her signature.